EARNINGS PER SHARE OF COMMON STOCK - Computation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)	932,828,295	955,422,530	978,744,523
Add - Incremental shares under stock-based compensation plans (in shares)	3,094,373	2,416,940	3,037,001
Add - Incremental shares associated with contingently issuable shares (in shares)	1,462,957	874,626	918,744
Assuming dilution (in shares)	937,385,625	958,714,097	982,700,267
Net income on which basic earnings per share calculations are based
Income from continuing operations	$ 5,758	$ 11,881	$ 13,364
Loss from discontinued operations, net of tax	(5)	(9)	(174)
Net income on which basic earnings per share is calculated	5,753	11,872	13,190
Net income on which diluted earnings per share calculations are based
Income from continuing operations	5,758	11,881	13,364
Net income applicable to contingently issuable shares	(2)	0	(1)
Income from continuing operations on which diluted earnings per share is calculated	5,756	11,881	13,363
Loss from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(5)	(9)	(174)
Net income on which diluted earnings per share is calculated	$ 5,752	$ 11,872	$ 13,189
Assuming dilution
Continuing operations (in dollars per share)	$ 6.14	$ 12.39	$ 13.60
Discontinued operations (in dollars per share)	0.00	(0.01)	(0.18)
Total (in dollars per share) (Note P)	6.14	12.38	13.42
Basic
Continuing operations (in dollars per share)	6.17	12.44	13.66
Discontinued operations (in dollars per share)	0.00	(0.01)	(0.18)
Total (in dollars per share) (Note P)	$ 6.17	$ 12.43	$ 13.48